Lease Arrangements - Summary of Right-of-Use Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 11,851,087		$ 11,442,266		$ 361,424
Additions to right-of-use assets	1,936,186	$ 59,048	1,680,516	$ 2,140,942
Depreciation charge for right-of-use assets	1,415,140	43,158	1,304,020	1,468,040
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	7,747,283		7,111,397		236,270
Depreciation charge for right-of-use assets	267,959	8,172	246,617	236,673
Buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	3,492,553		4,081,525		106,513
Depreciation charge for right-of-use assets	855,492	26,090	726,510	660,276
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	545,748		179,270		16,644
Depreciation charge for right-of-use assets	246,799	7,527	292,936	538,639
Other equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	65,503		70,074		$ 1,997
Depreciation charge for right-of-use assets	$ 44,890	$ 1,369	$ 37,957	$ 32,452